CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($)	Class A Common Stock Common stock	Class B Common stock Common stock	Preferred Shares	Additional paid in capital. Adoption of ASU 2020-06	Additional paid in capital.	Accumulated Deficit Adoption of ASU 2020-06	Accumulated Deficit	Accumulated Other Comprehensive Income	Noncontrolling Interest	Adoption of ASU 2020-06	Total
Beginning Balance (in shares) at Dec. 31, 2019	10,989,751	11,173,776	25,000
Other comprehensive income								$ 239,000			$ 239,000
Ending Balance at Dec. 31, 2020	$ 1,000	$ 1,000	$ 25,000,000		$ 208,322,000		$ (204,086,000)	396,000			29,634,000
Ending Balance (in shares) at Dec. 31, 2020	10,989,751	11,173,776	25,000
Issuance of Common Stock					15,000,000						15,000,000
Issuance of Common Stock (in shares)	934,190	683,344
Issuance of Common Stock - non-return					367,000						367,000
Beneficial conversion feature on convertible notes					4,946,000						4,946,000
Business Combination / Acquisition					2,000,000						2,000,000
Business Combination / Acquisition (in shares)		176,978
Other comprehensive income								172,000			172,000
Net loss							(21,206,000)				(21,206,000)
Ending Balance at Apr. 03, 2021	$ 1,000	$ 1,000	$ 25,000,000		230,635,000		(225,292,000)	568,000			30,913,000
Ending Balance (in shares) at Apr. 03, 2021	11,923,941	12,034,098	25,000
Beginning Balance at Dec. 31, 2020	$ 1,000	$ 1,000	$ 25,000,000		208,322,000		(204,086,000)	396,000			29,634,000
Beginning Balance (in shares) at Dec. 31, 2020	10,989,751	11,173,776	25,000
Net loss											(43,036,000)
Ending Balance at Jul. 03, 2021	$ 1,000	$ 1,000			242,593,000		(252,690,000)	568,000			(9,527,000)
Ending Balance (in shares) at Jul. 03, 2021	11,923,941	12,034,098
Beginning Balance at Dec. 31, 2020	$ 1,000	$ 1,000	$ 25,000,000		208,322,000		(204,086,000)	396,000			29,634,000
Beginning Balance (in shares) at Dec. 31, 2020	10,989,751	11,173,776	25,000
Issuance of Common Stock		$ 683,344			15,000,000						15,000,000
Issuance of Common Stock (in shares)	934,190
Business Combination / Acquisition		1,228,368			12,000,000						12,000,000
Other comprehensive income								111,000			111,000
Ending Balance at Dec. 31, 2021	$ 1,000	$ 1,000		$ (12,270,000)	252,593,000	$ 8,861,000	(320,080,000)	507,000		$ (3,409,000)	(66,978,000)
Ending Balance (in shares) at Dec. 31, 2021	11,923,941	13,085,488
Beginning Balance at Apr. 03, 2021	$ 1,000	$ 1,000	$ 25,000,000		230,635,000		(225,292,000)	568,000			30,913,000
Beginning Balance (in shares) at Apr. 03, 2021	11,923,941	12,034,098	25,000
Beneficial conversion feature on convertible notes					11,958,000						11,958,000
Paid in kind preferred share distribution			$ 5,568,000				(5,568,000)
Preferred shares exchanged for convertible notes			$ (30,568,000)								(30,568,000)
Preferred shares exchanged for convertible notes (in shares)			(25,000)
Net loss							(21,830,000)				(21,830,000)
Ending Balance at Jul. 03, 2021	$ 1,000	$ 1,000			242,593,000		(252,690,000)	568,000			(9,527,000)
Ending Balance (in shares) at Jul. 03, 2021	11,923,941	12,034,098
Beginning Balance at Dec. 31, 2021	$ 1,000	$ 1,000		(12,270,000)	252,593,000	8,861,000	(320,080,000)	507,000		(3,409,000)	(66,978,000)
Beginning Balance (in shares) at Dec. 31, 2021	11,923,941	13,085,488
Share based compensation					6,711,000						6,711,000
Share based compensation (in shares)		462,572
Business Combination / Acquisition	$ 1,000	$ 2,000			(35,621,000)		121,247,000	(507,000)	$ 15,048,000		100,170,000
Business Combination / Acquisition (in shares)	12,522,343	13,115,515
Tax receivable agreement liability					(34,092,000)						(34,092,000)
Net loss							(5,000,000)		(35,547,000)		(40,547,000)
Ending Balance at Apr. 02, 2022	$ 2,000	$ 3,000			177,321,000		(194,972,000)		(20,499,000)		(38,145,000)
Ending Balance (in shares) at Apr. 02, 2022	24,446,284	26,663,575
Beginning Balance at Dec. 31, 2021	$ 1,000	$ 1,000		$ (12,270,000)	252,593,000	$ 8,861,000	(320,080,000)	$ 507,000		$ (3,409,000)	(66,978,000)
Beginning Balance (in shares) at Dec. 31, 2021	11,923,941	13,085,488
Net loss											(66,196,000)
Ending Balance at Jul. 02, 2022	$ 2,000	$ 3,000			178,435,000		(206,690,000)		(34,430,000)		(62,680,000)
Ending Balance (in shares) at Jul. 02, 2022	24,446,284	26,663,575
Beginning Balance at Apr. 02, 2022	$ 2,000	$ 3,000			177,321,000		(194,972,000)		(20,499,000)		(38,145,000)
Beginning Balance (in shares) at Apr. 02, 2022	24,446,284	26,663,575
Share based compensation					1,114,000						1,114,000
Net loss							(11,718,000)		(13,931,000)		(25,649,000)
Ending Balance at Jul. 02, 2022	$ 2,000	$ 3,000			$ 178,435,000		$ (206,690,000)		$ (34,430,000)		$ (62,680,000)
Ending Balance (in shares) at Jul. 02, 2022	24,446,284	26,663,575